Employee Remuneration (Tables)	9 Months Ended
Jan. 31, 2026
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the three and nine months ended January 31, 2026 and 2025 are detailed below:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
Wages, salaries	2,632	1,589	6,533	5,388
Employee benefits	198	343	695	819
Payroll taxes	83	51	265	163
Share-based expense	257	70	465	392
	3,170	2,053	7,958	6,762